Suspended Exploratory Well Costs	12 Months Ended
Dec. 31, 2018
Capitalized Exploratory Well Costs [Abstract]
Suspended Exploratory Well Costs

7. Suspended Exploratory Well Costs

The following summarizes the changes in suspended exploratory well costs at December 31 for each of the last three years:

millions	2018	2017	2016
Balance at January 1	$525	$1,230	$1,124
Additions pending the determination of proved reserves (1)	90	349	490
Divestitures and other	(38)	(36)	(11)
Reclassifications to proved properties	(132)	(41)	(50)
Charges to exploration expense	(1)	(977)	(323)
Balance at December 31	$444	$525	$1,230

(1)	Excludes amounts capitalized and subsequently charged to expense within the same year.

2018  During the year ended December 31, 2018, the Company expensed $87 million of exploratory well costs, including $1 million of costs that were suspended as of December 31, 2017.

2017  During the year ended December 31, 2017, exploratory well costs charged to exploration expense primarily related to the following:

Gulf of Mexico

–
Shenandoah The Company expensed $437 million of exploratory well costs, including $326 million of costs that were suspended as of December 31, 2016. The Shenandoah-6 appraisal well and subsequent sidetrack, which completed appraisal activities in April 2017 and did not encounter oil in the eastern portion of the field. Given the results of this well and the commodity-price environment at the time, the Company suspended further appraisal activities. In 2018, the Company relinquished its ownership interest in Shenandoah.

–
Phobos The Company expensed $215 million of exploratory well costs, including $99 million of costs that were suspended as of December 31, 2016, in the third quarter of 2017 related to wells at the Phobos project. These wells found insufficient quantities of oil pay to justify development in the current price environment.

–
Warrior The Company expensed $108 million of exploratory well costs in the third quarter of 2017 related to the northern appraisal well and sidetrack at the Warrior project. These wells found insufficient quantities of oil pay to justify development of the northern portion of the field in the current price environment. Evaluation of tie-back opportunities in the southern portion of the field is ongoing.

Colombia

–
The Company expensed $243 million of exploratory well costs, including $109 million of costs that were suspended as of December 31, 2016, related to wells in the Grand Fuerte area in Colombia due to insufficient progress on contractual and fiscal reforms needed for deepwater gas development. All remaining leases are contractually in good standing.

Côte d’Ivoire

–
The Company expensed $329 million of exploratory well costs, including $237 million of costs that were suspended as of December 31, 2016, in Côte d’Ivoire. During 2017, the Company had unsuccessful drilling activities in the south channel of the Paon prospect and in Block CI-527 and after further evaluation of the well results Anadarko withdrew from all exploration blocks in Côte d’Ivoire. The Company expects to complete the withdrawal from its remaining appraisal block in 2019.

7. Suspended Exploratory Well Costs (Continued)

2016  During the year ended December 31, 2016, suspended exploratory well costs charged to exploration expense primarily related to the following:

Gulf of Mexico

–
The Company expensed $231 million of suspended exploratory well costs in the Gulf of Mexico primarily related to the Yeti project, as the Company did not expect to have exploration activities on this prospect in the foreseeable future, and a Shenandoah well that was expensed, as it was no longer reasonably possible that the wellbore could be used in the development of the project.

Mozambique

–
The Company expensed $92 million of suspended exploratory well costs in Mozambique. The Tubarão-Tigre discovery wells were expensed based on the outlook for development viability, the commodity market conditions, and the complexity introduced by the depth and characteristics of the reservoir. The Orca-4 well was expensed after additional reservoir analysis and the determination that the well was not associated with the first three Orca wells.

The following provides an aging of suspended well balances at December 31:

millions	2018	2017	2016
Exploratory well costs capitalized for a period of one year or less	$152	$201	$460
Exploratory well costs capitalized for a period greater than one year	292	324	770
Balance at December 31	$444	$525	$1,230

7. Suspended Exploratory Well Costs (Continued)

The following summarizes a further aging by geographic area of those exploratory well costs that have been capitalized for a period greater than one year since the completion of drilling at December 31, 2018:

millions except projects	Number of Projects	Total	2017	2016	2015 and prior
U.S. onshore	1	$2	$—	$—	$2
U.S. offshore	1	73	(1)	74	—
International	3	217	11	14	192
	5	$292	$10	$88	$194

For exploratory wells, drilling costs are capitalized, or “suspended,” on the balance sheet when the well has found a sufficient quantity of reserves to justify its completion as a producing well and sufficient progress is being made in assessing the reserves and the economic and operating viability of the project. Suspended exploratory well costs capitalized for a period greater than one year after completion of drilling at December 31, 2018, primarily related to the Gulf of Mexico, Ghana, and Mozambique.

Gulf of Mexico  Exploratory well costs are primarily related to the Warrior discovery and have been suspended pending further appraisal activities for potential tieback to the existing infrastructure, including analysis of well results and geologic and geophysical studies, and project sanctioning.

Ghana  Exploratory well costs are related to the Mahogany East and Teak prospects, which are included in the Greater Jubilee Full Field Development Plan approved by the Ghanaian government in October 2017. Well costs remain suspended pending further technical analysis and future drilling results.

Mozambique  Exploratory well costs are related to the initial two-train Golfinho/Atum project. In 2018, the Company obtained government approval of the Development Plan, advanced major infrastructure projects, advanced onshore and offshore construction and installation contracts, executed long-term LNG sales and purchase agreements (SPAs), and launched project financing. During 2018 and subsequent to year end, additional SPAs were executed, increasing the contracted volume to more than 7.5 MTPA. Execution of SPAs representing 2.0 MTPA of additional contracted volume is anticipated prior to FID. The Company is working to finalize project finance arrangements with lenders and secure all partner and government-related approvals required to proceed with making a final investment decision in the first half of 2019.

If additional information becomes available that raises substantial doubt as to the economic or operational viability of any of these projects, the associated costs will be expensed at that time.